Schedule of Investments (unaudited)
December 31, 2022
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 41.6%
BlackRock Equity Dividend Fund, Class K	335,038	$ 6,121,140
iShares Core S&P 500 ETF	129,373	49,706,401
iShares Core S&P Small-Cap ETF	63,353	5,995,728
iShares Core S&P Total U.S. Stock Market ETF	587,970	49,859,856
iShares ESG Aware MSCI U.S.A. ETF	588,779	49,899,020
iShares GSCI Commodity Dynamic Roll Strategy ETF	189,011	5,328,220
iShares MSCI EAFE Growth ETF(b)	232,403	19,466,075
iShares MSCI EAFE Value ETF	550,725	25,267,263
iShares MSCI Emerging Markets Min Vol Factor ETF	331,349	17,578,065
iShares MSCI U.S.A. Momentum Factor ETF	40,660	5,933,514
iShares U.S. Technology ETF	112,972	8,415,284
		243,570,566
Fixed-Income Funds — 58.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,210,069	47,984,732
BlackRock U.S. Mortgage Portfolio	1,365,345	11,987,733
iShares 10-20 Year Treasury Bond ETF	227,142	24,572,221
iShares Convertible Bond ETF	85,355	5,929,612
iShares Core Total USD Bond Market ETF	1,870,304	84,032,758
iShares Fallen Angels USD Bond ETF	250,922	6,175,190
iShares TIPS Bond ETF	135,543	14,427,197
Master Total Return Portfolio	$ 145,752,176	145,752,176
		340,861,619
Total Long-Term Investments — 99.8% (Cost: $593,942,933)		584,432,185
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.03%(a)(c)	1,025,782	$ 1,025,782
SL Liquidity Series, LLC, Money Market Series, 4.49%(a)(c)(d)	942,465	942,371
Total Short-Term Securities — 0.3% (Cost: $1,968,153)		1,968,153
Total Investments — 100.1% (Cost: $595,911,086)		586,400,338
Liabilities in Excess of Other Assets — (0.1)%		(863,769)
Net Assets — 100.0%		$ 585,536,569
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Equity Dividend Fund, Class K	$ 5,646,958	$ 398,776	$ (303,511)	$ (39,941)	$ 418,858	$ 6,121,140	335,038	$ 56,404	$ 241,537
BlackRock Liquidity Funds, T-Fund, Institutional Class	968,485	57,297(a)	—	—	—	1,025,782	1,025,782	6,217	—
BlackRock Strategic Income Opportunities Portfolio, Class K	30,377,418	20,081,300	(2,448,602)	(115,555)	90,171	47,984,732	5,210,069	471,324	443,471
BlackRock U.S. Mortgage Portfolio	—	11,747,977	(85,178)	1,448	323,486	11,987,733	1,365,345	97,431	4,391

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 10-20 Year Treasury Bond ETF	$ 25,346,673	$ 739,152	$ (1,316,747)	$ (180,222)	$ (16,635)	$ 24,572,221	227,142	$ 281,685	$ —
iShares Convertible Bond ETF	6,271,278	155,551	(546,202)	(86,358)	135,343	5,929,612	85,355	55,426	—
iShares Core S&P 500 ETF	—	49,622,076	(2,150,253)	16,824	2,217,754	49,706,401	129,373	226,864	—
iShares Core S&P Small-Cap ETF	8,468,503	127,471	(3,176,572)	(263,746)	840,072	5,995,728	63,353	26,564	—
iShares Core S&P Total U.S. Stock Market ETF	96,003,507	1,105,293	(51,383,837)	(6,343,976)	10,478,869	49,859,856	587,970	242,502	—
iShares Core Total USD Bond Market ETF	85,276,507	2,292,187	(4,325,000)	(787,784)	1,576,848	84,032,758	1,870,304	826,172	—
iShares ESG Aware MSCI U.S.A. ETF	59,639,451	1,068,228	(14,245,133)	(3,376,882)	6,813,356	49,899,020	588,779	209,953	—
iShares Fallen Angels USD Bond ETF	15,147,390	256,238	(9,384,654)	(2,147,508)	2,303,724	6,175,190	250,922	154,561	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	5,655,441	1,131,947	(293,988)	(18,656)	(1,146,524)	5,328,220	189,011	1,315,713	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	5,743,654	19,835	(5,580,733)	(757,666)	574,910	—	—	19,017	—
iShares MSCI EAFE Growth ETF	18,193,694	340,166	(1,725,144)	(157,670)	2,815,029	19,466,075	232,403	42,538	—
iShares MSCI EAFE Value ETF	20,058,025	2,348,123	(1,154,226)	(148,749)	4,164,090	25,267,263	550,725	297,532	—
iShares MSCI Emerging Markets Min Vol Factor ETF	17,124,113	551,428	(881,783)	(83,888)	868,195	17,578,065	331,349	252,308	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI U.S.A. Momentum Factor ETF	$ —	$ 5,860,929	$ (253,245)	$ 4,501	$ 321,329	$ 5,933,514	40,660	$ 34,770	$ —
iShares TIPS Bond ETF	26,460,291	319,819	(12,577,195)	(2,808,471)	3,032,753	14,427,197	135,543	66,168	—
iShares U.S. Technology ETF	—	8,799,667	(377,987)	(6,479)	83	8,415,284	112,972	16,992	—
iShares U.S. Treasury Bond ETF(b)	5,957,817	10,780	(5,819,556)	(473,806)	324,765	—	—	10,125	—
Master Total Return Portfolio	147,718,107	1,329,673(a)(c)	—	(3,356,603)	60,999	145,752,176	$145,752,176	1,554,018	—
SL Liquidity Series, LLC, Money Market Series	3,723,165	—	(2,777,940)(a)	(2,645)	(209)	942,371	942,465	1,133(d)	—
				$ (21,133,832)	$ 36,197,266	$ 586,400,338		$ 6,265,417	$ 689,399
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock 40/60 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 438,680,009	$ —	$ —	$ 438,680,009
Short-Term Securities
Money Market Funds	1,025,782	—	—	1,025,782
	$ 439,705,791	$ —	$ —	439,705,791
Investments valued at NAV(a)				146,694,547
				$ 586,400,338
(a)	Certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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